Accounts receivable	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Accounts receivable
B.7. Accounts receivable
Accounts receivable break down as follows:

(€ million)	June 30, 2026	December 31, 2025
Gross value	8,818	8,510
Allowances	(104)	(100)
Carrying amount	8,714	8,410
The impact of allowances against accounts receivable in the first half of 2026 was a net expense of €6 million (versus a net expense of €4 million for the first half of 2025).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2026	522	183	127	142	27	43
December 31, 2025	468	184	134	71	27	52
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.6. to the consolidated financial statements for the year ended December 31, 2025 and hence were derecognized was €11 million as of June 30, 2026 (versus zero as of December 31, 2025). The residual guarantees relating to those transfers were immaterial as of June 30, 2026.